PROVISIONS AND CONTINGENCIES - Guarantees (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
PROVISIONS AND CONTINGENCIES
Property and equipment	R$ 85,172	R$ 81,416
Judicial deposits and garnishments	2,944,378	3,670,885
Letters of guarantee	2,509,089	2,608,463
Short-term investments pledged as collateral	5,538,639	6,360,764
Contingent liability for guarantees
PROVISIONS AND CONTINGENCIES
Short-term investments pledged as collateral	R$ 46,280	R$ 50,554